COSTS OF SERVICES AND GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
COSTS OF SERVICES AND GENERAL AND ADMINISTRATIVE COSTS

	2025	2024	2023
	£m	£m	£m
Costs of services	11,404	12,290	12,326
General and administrative costs	1,764	1,126	1,988
	13,168	13,416	14,314
Costs of services and general and administrative costs include:

	2025	2024	2023
	£m	£m	£m
Staff costs (note 5)	7,083	7,761	8,137
Establishment costs	420	472	516
Media pass-through costs	2,543	2,523	2,174
Other costs of services and general and administrative costs[1]	3,122	2,660	3,487
	13,168	13,416	14,314
Note
[1]Other costs of services and general and administrative costs include £831 million (2024: £859 million, 2023: £811 million) of other pass-through costs

Other costs of services and general and administrative costs include the following significant items:

	2025	2024	2023
	£m	£m	£m
Goodwill impairment (note 11)	641	237	63
Amortisation and impairment of acquired intangible assets	61	93	728
Restructuring and transformation costs	68	251	196
Property-related restructuring costs	127	26	232
Gains on disposal of investments and subsidiaries	(6)	(322)	(7)
Legal provision charges/(gains)	43	68	(11)
AMORTISATION AND IMPAIRMENT OF ACQUIRED INTANGIBLE ASSETS
Charges of £61 million (2024: £93 million, 2023: £728 million) relate to ongoing amortisation charges for previously acquired intangible assets. The 2024 charges included an accelerated amortisation charge of £20 million for certain brands that no longer had a useful life due to the creation of Burson. The 2023 charges of £728 million include £650 million of accelerated amortisation charges, predominantly due to the creation of VML in the fourth quarter of 2023.
RESTRUCTURING AND TRANSFORMATION COSTS
Charges of £68 million (2024: £251 million, 2023: £196 million) include £50 million (2024: £90 million, 2023: £113 million) in relation to the Group’s IT transformation programme, which includes the rollout of new ERP systems, and £5 million (2024: £144 million, 2023: £73 million) of costs related to the Group's transformation plans.
PROPERTY-RELATED RESTRUCTURING COSTS
Charges of £127 million (2024: £26 million, 2023: £232 million) include £114 million (2024: £3 million, 2023: £185 million) of impairment charges and £13 million (2024: £23 million, 2023: nil) of ongoing property costs related to property impairments recognised in prior years as part of the Group’s property requirements review.

The impairment charges include £86 million (2024: £2 million, 2023: £56 million) in relation to property, plant and equipment and £28 million
(2024: £1 million, 2023: £129 million) in relation to right-of-use assets. The impairment charges in 2025 for property, plant and equipment include an impairment recognised for land and freehold buildings following a review of the Group’s planned usage of its property portfolio.
GAINS ON DISPOSAL OF INVESTMENTS AND SUBSIDIARIES
In 2024, gains on disposal of investments and subsidiaries of £322 million were predominately related to the gain on disposal of FGS Global of £275 million.

LEGAL PROVISION CHARGES/(GAINS)
Charges of £43 million (2024: £68 million, 2023: £11 million gains) have been recognised, with the provision at 31 December 2025 representing management's best estimate of its obligation in relation to certain ongoing legal proceedings and claims that were initially recognised in 2023.
External auditors’ remuneration:

	2025	2024	2023
	£m	£m	£m
Fees payable to the Company’s external auditors for the audit of the Company and Group’s annual accounts[1,2]	22	22	10
Fees payable for the audit of the Company’s subsidiaries[2]	25	26	30
Fees payable to the external auditors pursuant to legislation[1,2]	47	48	40
Audit-related assurance services [2,3]	1	1	1
Other assurance services - PwC	1	—	—
Other assurance services - Deloitte	—	1	1
Total other fees	2	2	2
Total fees	49	50	42
Notes
[1]The 2024 comparative has been re-presented to include additional fees of £3.8 million that were incurred in 2025 relating to the 2024 audit
[2]With effect from 2024, following a competitive tender process, PricewaterhouseCoopers LLP (PwC) was appointed as external auditor of the Company, replacing Deloitte LLP (Deloitte). Fees payable for the audit of the Company and Group's annual accounts, the audit of the Company's subsidiaries, and audit-related services during the years ended 31 December 2025 and 31 December 2024 relate to PwC and for the year ended 31 December 2023 to Deloitte. This includes fees in respect of the audit of internal control over financial reporting
[3] Audit-related assurance services are predominantly in respect of the review of the interim financial information